Document and Entity Information	Oct. 27, 2026
Document and Entity Information
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity File Number	0-1402
Entity Registrant Name	LINCOLN ELECTRIC HOLDINGS, INC
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1860551
Entity Address, Address Line One	22801 St. Clair Avenue
Entity Address, State or Province	OH
Entity Address, City or Town	Cleveland
Entity Address, Postal Zip Code	44117
City Area Code	216
Local Phone Number	481-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	LECO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000059527
Amendment Flag	false